Summary of Significant Accounting Policies - Schedule of Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Equipment:
Equipment	$ 414,034	$ 368,206
Rainfall ionization equipment and systems [Member]
Equipment:
Equipment	$ 414,034	$ 368,206